INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2011	2012
Core technology	$477	$482
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,188
Digital watermarking technology	952	962
Image tracing technology	410	410

	3,436	3,451
Less: accumulated amortization
Core technology	(322)	(385)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,188)
Digital watermarking technology	(603)	(793)
Image tracing technology	(119)	(119)

	(2,641)	(2,894)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(54)	(68)

	$450	$198

Intangible assets related to complete technology, contract backlogs and customer relationship have been fully amortized as of December 31, 2012. Image tracing technology has been amortized and impaired to zero as of December 31, 2010.

The Group recorded amortization expense of $267, $251 and $253 for the years ended December 31, 2010, 2011 and 2012, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are $192, $6, nil, nil and nil respectively.